Note 02 - Going Concern And Management Plans	12 Months Ended
Sep. 30, 2011
GOING CONCERN AND MANAGEMENT'S PLANS
GOING CONCERN AND MANAGEMENT'S PLANS

(2)    GOING CONCERN AND MANAGEMENT’S PLANS

The Company has a working capital deficiency of approximately $6,300,000 and $8,200,000 at September 30, 2011 and 2010, respectively. The Company used approximately $8,600,000 of cash for operation at September 30, 2011. These conditions raise substantial doubt about its ability to continue as a going corncern.  The Company’s activities have been primarily financed through bank loans. The Company intends to raise additional capital through bank loans to fund its operations.  However, no formal commitments or arrangements to advance or loan funds to the Company.  There is no legal obligation for either management or significant stockholders to provide additional future funding. There is no assurance that the Company will be able to borrow additional funds and/or raise any equity.